Revenue - Contract costs (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Revenue
Amount of capitalized costs recognized in the consolidated statements of comprehensive income	¥ 8,389	¥ 7,417